Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net (loss)/profit	$ (42,939,001)	$ (12,490,335)	$ 3,747,932
Non-cash items:
Depreciation	35,137,880	34,271,091	30,091,237
Amortization of deferred drydock expenditure	3,637,276	2,924,031	2,715,109
Share based compensation	1,636,547	457,046	1,304,325
Loss on disposal of vessels	0	0	2,601,148
Loss on vessel held for sale	6,360,813	0	0
Amortization of deferred finance fees	4,668,077	3,060,525	3,415,452
Foreign exchange on operating leases	(200,504)	0	0
Adoption of accounting standard	(418,822)	0	0
Changes in operating assets and liabilities:
Receivables, trade	(195,329)	(4,116,021)	3,040,535
Working capital advances	3,100,000	200,000	175,000
Prepayments	121,476	(609,872)	239,356
Advances and deposits	882,968	120,555	375,510
Other receivables	(786,084)	82,636	(58,683)
Inventories	(3,179,793)	(2,292,994)	(3,369,769)
Payables, trade	8,507,701	1,656,356	1,965,503
Accruals for capital items	(532,261)	0	0
Charter revenue received in advance	0	(507,780)	(684,537)
Other payables	29,635	911	(139,578)
Accrued interest on loans and finance leases	194,883	(530,015)	315,765
Deferred drydock expenditure	(6,599,085)	(3,809,906)	(3,099,805)
Net cash provided by operating activities	9,426,377	18,416,228	42,634,500
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(16,824,102)	(372,504)	(174,012,168)
Payments for acquisition of ballast water treatment systems	(528,774)	0	0
Net proceeds from sale of vessels	0	0	52,656,414
Transfer to segregated account in respect of agreement to buy new vessels	0	(1,635,000)	0
Payments for leasehold improvements	(52,384)	(12,279)	(530,717)
Payments for other non-current assets	(151,619)	(262,468)	(424,760)
Net cash used in investing activities	(17,556,879)	(2,282,251)	(122,311,231)
FINANCING ACTIVITIES
Proceeds from long-term debt	3,902,122	11,092,157	110,010,000
Repayments of long-term debt	(184,306,269)	(62,691,746)	(42,208,171)
Proceeds from finance leases	209,725,500	33,120,000	9,245,749
Repayments of finance leases	(7,336,520)	(2,060,264)	(27,097,348)
Payments for deferred finance fees	(3,740,150)	(826,840)	(6,036,243)
Net proceeds from equity offerings	7,331,450	0	63,927,416
Repurchase of common stock	0	(11,262,750)	(2,993,931)
Payment of dividends	0	0	(9,327,251)
Net cash provided by/(used in) financing activities	25,576,133	(32,629,443)	95,520,221
Net increase/(decrease) in cash and cash equivalents	17,445,631	(16,495,466)	15,843,491
Cash and cash equivalents at the beginning of the year	39,457,407	55,952,873	40,109,382
Cash and cash equivalents at the end of the year	56,903,038	39,457,407	55,952,873
Cash paid during the year for:
Interest payments in respect of debt and finance leases	22,583,976	18,808,333	13,937,488
Taxation	$ 139,849	$ 58,736	$ 122,624